Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Attributable to owners of the Company KushBar Inc.	Attributable to owners of the Company 2680495 Ontario Inc.	Attributable to owners of the Company Saturninus Partners	Attributable to owners of the Company 102088460 Saskatchewan Ltd.	Attributable to owners of the Company Meta Growth Corp.	Attributable to owners of the Company Smoke Cartel, Inc.	Attributable to owners of the Company Fab Nutrition, LLC.	Attributable to owners of the Company DHC Supply LLC.	Attributable to owners of the Company 102105699 Saskatchewan Ltd.	Attributable to owners of the Company DS Distribution	Attributable to owners of the Company Blessed CBD	Attributable to owners of the Company	Share capital KushBar Inc.	Share capital 2680495 Ontario Inc.	Share capital Saturninus Partners	Share capital 102088460 Saskatchewan Ltd.	Share capital Meta Growth Corp.	Share capital Smoke Cartel, Inc.	Share capital Fab Nutrition, LLC.	Share capital DHC Supply LLC.	Share capital 102105699 Saskatchewan Ltd.	Share capital DS Distribution	Share capital Blessed CBD	Share capital	Warrants Saturninus Partners	Warrants Meta Growth Corp.	Warrants	Contributed surplus Meta Growth Corp.	Contributed surplus	Equity portion of convertible debt Meta Growth Corp.	Equity portion of convertible debt	Accumulated other comprehensive income (loss)	Accumulated deficit KushBar Inc.	Accumulated deficit Fab Nutrition, LLC.	Accumulated deficit Blessed CBD	Accumulated deficit	NCI KushBar Inc.	NCI Saturninus Partners	NCI Meta Growth Corp.	NCI Fab Nutrition, LLC.	NCI Blessed CBD	NCI	KushBar Inc.	2680495 Ontario Inc.	Saturninus Partners	102088460 Saskatchewan Ltd.	Meta Growth Corp.	Smoke Cartel, Inc.	Fab Nutrition, LLC.	DHC Supply LLC.	102105699 Saskatchewan Ltd.	DS Distribution	Blessed CBD	Total
Opening balance at Oct. 31, 2019												$ 9,586												$ 26,283			$ 6,609		$ 2,119		$ 1,637	$ (366)				$ (26,696)						$ (179)												$ 9,407
Fee paid in shares												860												860																														860
Extinguishment of debentures																													1,445		(1,445)
Warrants												98															(913)		1,011																									98
Share-based compensation												129																	129																									129
Equity portion of convertible debentures												1,773																			1,773																							1,773
Cumulative translation adjustment												(121)																				(121)																						(121)
Prepaid Interest paid in shares												1,168												1,168																														1,168
Purchase of minority interest	$ (195)												$ 500																				$ (695)				$ 187						$ (8)
Acquisition of subsidiary		$ 1,048		$ 975									$ 500	$ 1,048	$ 1,064	$ 975					$ 975																							$ 1,048		$ 975
Acquisition of joint venture			$ 1,164												$ 1,064										$ 100													$ 930							$ 2,094
Asset acquisition												104												104																														104
Conversion of convertible debentures												550												550																														550
Net loss												(6,968)																								(6,968)						614												(6,354)
Closing Balance at Oct. 31, 2020												10,171												32,552			5,796		4,704		1,965	(487)				(34,359)						1,552												11,723
Fee paid in shares												467												467																														467
Warrants												16,175												18,257			(2,110)		28																									16,175
Share-based compensation												4,879																	4,879																									4,879
Equity portion of convertible debentures												251																			251																							251
Cumulative translation adjustment												(161)																				(161)																						(161)
Prepaid Interest paid in shares												1,458												1,458																														1,458
Acquisition of subsidiary					$ 47,277	$ 8,396	$ (283)	$ 7,767	$ 2,018	$ 5,013	$ 108						$ 35,290	$ 8,396	$ 3,439	$ 7,767	$ 2,018	$ 5,013	$ 4,432			$ 2,739		$ 240		$ 9,008				$ (3,722)	$ (4,324)				$ 1,821	$ 1,262	$ 864						$ 49,098	$ 8,396	$ 979	$ 7,767	$ 2,018	$ 5,013	$ 972
Conversion of convertible debentures												35,121												45,486							(10,365)																							35,121
Escrow Share based consideration																								9,670												(9,670)
Sale of controlling interest																																										(884)												(884)
Exercise options												1,202												1,534					(332)																									1,202
Warrants expired																											(5,457)		5,457
Extension of convertible debenture												340																	340																									340
Shares and warrants issued through equity financing												46,183												38,566			7,617																											46,183
Share issuance costs												(3,456)												(5,595)			2,139																											(3,456)
Vesting Of RSUs																								154					(154)
Partner distributions																																										500												500
Net loss												(35,717)																								(35,717)						680												(35,037)
Closing Balance at Oct. 31, 2021												$ 147,209												$ 208,904			$ 10,724		$ 15,162		$ 859	$ (648)				$ (87,792)						$ 4,795												$ 152,004